Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 20, 2024
Registrant Name	dei_EntityRegistrantName	iShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001100663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 21, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 21, 2024
Prospectus Date	rr_ProspectusDate	May 21, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A